                      STATEMENT OF ADDITIONAL INFORMATION

                     FLEXIBLE PREMIUM DEFERRED VARIABLE AND
                             FIXED ANNUITY CONTRACT

                                   ISSUED BY
                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                                      AND

                      VALLEY FORGE LIFE INSURANCE COMPANY

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2000, FOR THE FLEXIBLE PREMIUM DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE THE COMPANY AT: 100 CNA DRIVE, NASHVILLE, TN 37214, (800) 262-1755.

         THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2000.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----

COMPANY.....................................................     3

EXPERTS.....................................................     3

LEGAL OPINIONS..............................................     3

DISTRIBUTION................................................     3
  Reduction of the Withdrawal Charge........................     3

CALCULATION OF PERFORMANCE INFORMATION......................     4
  Total Return..............................................     4
  Historical Unit Values....................................     4
  Reporting Agencies........................................     5
  Performance Information...................................     5

FEDERAL TAX STATUS..........................................    11
  General...................................................    11
  Diversification...........................................    11
  Multiple Contracts........................................    12
  Partial 1035 Exchanges....................................    12
  Contracts Owned by Other than Natural Persons.............    12
  Tax Treatment of Assignments..............................    13
  Death Benefits............................................    13
  Income Tax Withholding....................................    13
  Tax Treatment of Withdrawals -- Non-Qualified Contracts...    13
  Qualified Plans...........................................    13
  Tax Treatment of Withdrawals -- Qualified Contracts.......    16
  Tax-Sheltered Annuities -- Withdrawal Limitations.........    17

ANNUITY PROVISIONS..........................................    18
  Variable Annuity..........................................    18
  Fixed Annuity.............................................    18
  Annuity Unit..............................................    18
  Net Investment Factor.....................................    18
  Expense Guarantee.........................................    18

FINANCIAL STATEMENTS........................................    19

                                    COMPANY

     Valley Forge Life Insurance Company (the "Company"), is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

     The Company is principally engaged in the sale of life insurance and annuities. It is licensed in the District of Columbia, Guam, Puerto Rico and all states except New York, where it is only admitted as a reinsurer.

     The Company is a Pennsylvania corporation that provides life and health insurance, retirement plans, and related financial services to individuals and groups.

                                    EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in the Statement of Additional Information which is part of this registration statement have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Annuity Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in the Statement of Additional Information which is part of this registration statement and have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing in the registration statement, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

                                 LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

     All matters relating to Pennsylvania law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue Contracts, have been passed upon by G. Stephen Wastek, Esquire, Director and Senior Counsel.

                                  DISTRIBUTION

     CNA Investor Services, Inc. ("CNAISI") acts as the distributor. CNAISI is an affiliate of the Company. The offering is on a continuous basis.

     REDUCTION OF THE WITHDRAWAL CHARGE. The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

          1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

          2. The total amount of purchase payments to be received. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

          3. Any prior or existing relationship with the Company. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

          4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

     If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the withdrawal charge.

     The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates.

     In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

     TOTAL RETURN. From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

     Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.40% product expense charge, the contract maintenance charge, the expenses for the underlying investment option being advertised and any applicable withdrawal charges.

     The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable withdrawal charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                               P (1 + T)(n) = ERV

Where:

     P =          a hypothetical initial payment of $1,000
     T =          average annual total return
     n =          number of years
     ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

     The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge or contract maintenance charge. The deduction of any withdrawal charge or contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

     Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

     HISTORICAL UNIT VALUES. The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

     In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

     REPORTING AGENCIES. The Company may also distribute sales literature which compares the performance of the accumulation unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

     The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

     The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

     Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

     PERFORMANCE INFORMATION. The accumulation units invest in the portfolios of Federated Insurance Series, The Alger American Fund, First Eagle SoGen Variable Funds, Inc., Van Eck Worldwide Insurance Trust, Variable Insurance Products Fund and Variable Insurance Products Fund II, MFS Variable Insurance Trust, Janus Aspen Series, Alliance Variable Products Series Fund, American Century Variable Portfolios, Inc., Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series and The Universal Institutional Funds, Inc. In order to demonstrate how the investment experience of the these portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the portfolios and is for the periods shown.

     Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio. Performance figures for the accumulation units will reflect the product expense charges as well as the portfolio expenses. There are also performance figures for the accumulation units which reflect the product expense charges, contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

     The following charts reflect performance information for the Investment Options of the Variable Account for the periods shown. Chart 1 reflects performance information commencing from the date the Variable Account first invested in the Investment Option. Chart 2 reflects performance information commencing from the inception date of the underlying Investment Option (which date may precede the inception date that the Variable Account first invested in the underlying Investment Option).

CHART 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                        COLUMN A (REFLECTS ALL CHARGES)

                                     VARIABLE ACCOUNT
                                      INCEPTION DATE                                          SINCE
                                       IN PORTFOLIO      1 YR     3 YRS    5 YRS   10 YRS   INCEPTION
                                     ----------------   ------   -------   -----   ------   ---------
Federated High Income Bond Fund
  II...............................      11/04/96       -6.24%    -1.68%    NA       NA       -2.49%
Federated Prime Money Fund II......      11/04/96       -4.60%    -3.05%    NA       NA       -4.14%
Federated Utility Fund II..........      11/04/96       -6.80%     5.26%    NA       NA        4.05%
Fidelity VIP Equity-Income.........      11/04/96       -2.55%     7.11%    NA       NA        4.69%
Fidelity VIP II Asset Manager......      11/04/96        1.81%     8.39%    NA       NA        5.95%
Fidelity VIP II Contrafund.........      11/04/96       13.88%    16.89%    NA       NA       14.14%
Fidelity VIP II Index 500..........      11/04/96       10.44%    17.80%    NA       NA       14.45%
Alger American Growth..............      11/04/96       22.57%    25.56%    NA       NA       21.26%
Alger American MidCap Growth.......      11/04/96       20.83%    16.25%    NA       NA       12.91%
Alger American Small
  Capitalization...................      11/04/96       31.44%    13.63%    NA       NA       11.09%
Alger American Leverage AllCap.....      05/01/00           NA        NA    NA       NA           NA
MFS Emerging Growth................      11/04/96       61.96%    31.95%    NA       NA       26.49%
MFS Growth With Income.............      11/04/96       -2.22%    10.42%    NA       NA        7.90%
MFS Research.......................      11/04/96       13.69%    13.53%    NA       NA       10.65%
MFS Total Return...................      11/04/96       -5.53%     3.72%    NA       NA        1.77%
First Eagle SoGen Overseas
  Variable.........................      11/04/96       33.10%     4.83%    NA       NA        3.16%
Van Eck Worldwide Emerging
  Markets..........................      11/04/96       83.56%    -3.06%    NA       NA       -3.94%
Van Eck Worldwide Hard Assets......      11/04/96       10.89%   -12.24%    NA       NA      -12.64%
Janus Aspen Series Capital
  Appreciation.....................      08/31/99           NA        NA    NA       NA      165.10%
Janus Aspen Series Growth..........      08/31/99           NA        NA    NA       NA       87.99%
Janus Aspen Series Balanced........      08/31/99           NA        NA    NA       NA       45.88%
Janus Aspen Series Flexible
  Income...........................      08/31/99           NA        NA    NA       NA       -1.79%
Janus Aspen Series International
  Growth...........................      08/31/99           NA        NA    NA       NA      278.10%
Janus Aspen Series Worldwide
  Growth...........................      08/31/99           NA        NA    NA       NA      178.83%

CHART 1  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999 (CONTINUED):

            COLUMN B (REFLECTS ALL CHARGES EXCEPT WITHDRAWAL CHARGE)

                                                                                          SINCE
                                                 1 YR      3 YRS     5 YRS    10 YRS    INCEPTION
                                                ------    -------    -----    ------    ---------
Federated High Income Bond Fund II............   0.82%      4.60%     NA        NA         4.85%
Federated Prime Money Fund II.................   2.59%      3.14%     NA        NA         3.07%
Federated Utility Fund II.....................   0.21%     11.98%     NA        NA        11.88%
Fidelity VIP Equity-Income....................   4.78%     13.94%     NA        NA        12.57%
Fidelity VIP II Asset Manager.................   9.48%     15.31%     NA        NA        13.93%
Fidelity VIP II Contrafund....................  22.45%     24.35%     NA        NA        22.73%
Fidelity VIP II Index 500.....................  18.76%     25.32%     NA        NA        23.06%
Alger American Growth.........................  31.80%     33.58%     NA        NA        30.39%
Alger American MidCap Growth..................  29.93%     23.67%     NA        NA        21.41%
Alger American Small Capitalization...........  41.33%     20.88%     NA        NA        19.46%
MFS Emerging Growth...........................  74.15%     40.37%     NA        NA        36.01%
MFS Growth With Income........................   5.14%     17.47%     NA        NA        16.02%
MFS Research..................................  22.24%     20.78%     NA        NA        18.97%
MFS Total Return..............................   1.58%     10.34%     NA        NA         9.43%
First Eagle SoGen Overseas Variable...........  43.12%     11.52%     NA        NA        10.92%
Van Eck Worldwide Emerging Markets............  97.37%      3.12%     NA        NA         3.29%
Van Eck Worldwide Hard Assets.................  19.24%     -6.63%     NA        NA        -6.07%
Janus Aspen Series Capital Appreciation.......  64.57%         NA     NA        NA       185.06%
Janus Aspen Series Growth.....................  41.89%     31.90%     NA        NA       102.14%
Janus Aspen Series Balanced...................  24.92%     25.77%     NA        NA        56.86%
Janus Aspen Series Flexible Income............   0.13%      5.85%     NA        NA         5.60%
Janus Aspen Series International Growth.......  79.63%     34.33%     NA        NA       306.56%
Janus Aspen Series Worldwide Growth...........  62.06%     35.34%     NA        NA       199.82%

CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999:

                                                   COLUMN A (REFLECTS ALL CHARGES)
                                     -----------------------------------------------------------
                                     PORTFOLIO
                                     INCEPTION                                           SINCE
                                       DATE       1 YR      3 YRS    5 YRS    10 YRS   INCEPTION
                                     ---------   -------   -------   ------   ------   ---------
Federated High Income Bond Fund
  II...............................  03/01/94     -6.24%    -1.68%    3.40%       NA     -0.82%
Federated Prime Money Fund II......  11/21/94     -4.60%    -3.05%   -2.03%       NA     -4.10%
Federated Utility Fund II..........  02/10/94     -6.80%     5.26%    7.87%       NA      3.05%
Fidelity VIP Equity-Income.........  10/09/86     -2.55%     7.11%   11.51%   13.14%      4.43%
Fidelity VIP II Asset Manager......  09/06/89      1.81%     8.39%    9.18%   12.09%      3.93%
Fidelity VIP II Contrafund.........  01/03/95     13.88%    16.89%       NA       NA     17.45%
Fidelity VIP II Index 500..........  08/27/92     10.44%    17.80%   20.06%       NA     11.02%
Alger American Growth..............  01/09/89     22.57%    25.56%   22.60%   21.21%     12.85%
Alger American MidCap Growth.......  05/03/93     20.83%    16.25%   18.09%       NA     14.32%
Alger American Small
  Capitalization...................  09/21/88     31.44%    13.63%   14.81%   16.50%     10.76%
Alger American Leveraged AllCap....  01/25/95     33.90%    13.37%       NA       NA     55.50%
MFS Emerging Growth................  07/24/95     61.96%    31.95%       NA       NA     25.02%
MFS Growth With Income.............  10/09/95     -2.22%    10.42%       NA       NA     11.29%
MFS Research.......................  07/26/95     13.69%    13.53%       NA       NA     12.61%
MFS Total Return...................  01/03/95     -5.53%     3.72%    8.05%       NA      5.80%
First Eagle SoGen Overseas
  Variable.........................  02/03/97     33.10%     4.83%       NA       NA      4.08%
Van Eck Worldwide Emerging
  Markets..........................  12/27/95     83.56%    -3.06%       NA       NA      0.57%
Van Eck Worldwide Hard Assets......  09/01/89     10.89%   -12.24%   -4.33%    1.92%     -4.53%
Janus Aspen Series Capital
  Appreciation.....................  05/02/97     53.05%        NA       NA       NA     44.13%
Janus Aspen Series Growth..........  09/13/93     31.96%    23.99%   21.59%       NA     13.89%
Janus Aspen Series Balanced........  09/13/93     16.17%    18.22%   16.72%       NA     10.54%
Janus Aspen Series Flexible
  Income...........................  09/13/93     -6.88%    -0.51%    3.79%       NA     -0.56%
Janus Aspen Series International
  Growth...........................  05/02/94     67.05%    26.27%   24.74%       NA     17.47%
Janus Aspen Series Worldwide
  Growth...........................  09/13/93     50.72%    27.22%   25.07%       NA     18.86%
Alliance Premier Growth............  06/26/92     19.48%    27.00%   18.64%       NA     10.38%
Alliance Growth and Income.........  01/14/91     -8.56%     1.84%    5.72%       NA     -0.03%
American Century VP Income &
  Growth...........................  10/30/97      8.14%        NA       NA       NA     13.51%
American Century VP Value..........  05/01/96    -18.97%    -5.36%       NA       NA     -4.18%
Templeton Developing Markets
  Securities*......................  03/01/96     38.55%   -13.26%       NA       NA    -14.29%
Templeton Asset Strategy**.........  08/24/88     -4.70%    -4.26%    1.29%    5.64%     -1.27%
Lazard Retirement Equity...........  03/19/98     -4.37%        NA       NA       NA     -1.94%
Lazard Retirement Small Cap........  11/04/97     -5.46%        NA       NA       NA     -9.54%
Morgan Stanley International
  Magnum...........................  01/02/97     13.36%        NA       NA       NA      2.32%
Morgan Stanley Emerging Markets....  10/01/96     79.31%     4.18%       NA       NA      1.45%

CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999 (CONTINUED):

                                         COLUMN B (REFLECTS ALL CHARGES EXCEPT WITHDRAWAL CHARGE)
                                        -----------------------------------------------------------
                                                                                           SINCE
                                          1 YR        3 YRS       5 YRS      10 YRS      INCEPTION
                                        --------     -------     -------     -------     ----------
Federated High Income Bond Fund II....  0.82%..       4.60%       8.86%          NA         6.64%
Federated Prime Money Fund II.........  2.59%..       3.14%       3.13%          NA         3.11%
Federated Utility Fund II.............  0.21%..      11.98%      13.56%          NA        10.81%
Fidelity VIP Equity-Income............  4.78%..      13.94%      17.39%      13.14%        12.29%
Fidelity VIP II Asset Manager.........  9.48%..      15.31%      14.94%      12.09%        11.75%
Fidelity VIP II Contrafund............  22.45%..     24.35%          NA          NA        26.30%
Fidelity VIP II Index 500.............  18.76%..     25.32%      26.39%          NA        19.37%
Alger American Growth.................  31.80%..     33.58%      29.07%      21.21%        21.35%
Alger American MidCap Growth..........  29.93%..     23.67%      24.32%          NA        22.92%
Alger American Small Capitalization...  41.33%..     20.88%      20.86%      16.50%        19.09%
Alger American Leveraged AllCap.......  38.04%..     20.60%          NA          NA        67.17%
MFS Emerging Growth...................  74.15%..     40.37%          NA          NA        34.43%
MFS Growth With Income................  5.14%..      17.47%          NA          NA        19.67%
MFS Research..........................  22.24%..     20.78%          NA          NA        21.09%
MFS Total Return......................  1.58%..      10.34%      13.75%          NA        13.76%
First Eagle SoGen Overseas Variable...  43.12%..     11.52%          NA          NA        11.92%
Van Eck Worldwide Emerging Markets....  97.37%..      3.12%          NA          NA         8.14%
Van Eck Worldwide Hard Assets.........  19.24%..     -6.63%       0.71%       1.92%         2.65%
Janus Aspen Series Capital
  Appreciation........................  64.57%..         NA          NA          NA        54.98%
Janus Aspen Series Growth.............  41.89%..     31.90%      28.00%          NA        22.46%
Janus Aspen Series Balanced...........  24.92%..     25.77%      22.88%          NA        18.86%
Janus Aspen Series Flexible Income....  0.13%..       5.85%       9.27%          NA         6.92%
Janus Aspen Series International
  Growth..............................  79.63%..     34.33%      31.32%          NA        26.32%
Janus Aspen Series Worldwide Growth...  62.06%..     35.34%      31.66%          NA        27.81%
Alliance Premier Growth...............  28.47%..     35.10%      24.90%          NA        18.69%
Alliance Growth and Income............  -1.67%..      8.34%      11.30%          NA         7.49%
American Century VP Income & Growth...  16.28%..         NA          NA          NA        22.05%
American Century VP Value.............  -12.87%...    0.68%          NA          NA         3.04%
Templeton Developing Markets
  Securities*.........................  48.98%..     -7.73%          NA          NA        -7.84%
Templeton Asset Strategy**............  2.47%..       1.85%       6.63%       5.64%         6.16%
Lazard Retirement Equity..............  2.83%..          NA          NA          NA         5.44%
Lazard Retirement Small Cap...........  1.66%..          NA          NA          NA        -2.74%
Morgan Stanley International Magnum...  21.89%..         NA          NA          NA        10.02%
Morgan Stanley Emerging Markets.......  92.81%..     10.83%          NA          NA         9.09%

CHART 2  TOTAL RETURN FOR THE PERIODS ENDED DECEMBER 31, 1999 (CONTINUED):

                                                                       COLUMN C ANNUAL
                                                                 PERCENTAGE CHANGE CALENDAR
                                                                         YEAR RETURN
                                                                 ---------------------------
                                                                    1998            1999
                                                                 -----------     -----------
Federated High Income Bond Fund II..........................         1.19%           0.82%
Federated Prime Money Fund II...............................         3.41%           2.59%
Federated Utility Fund II...................................        12.26%           0.21%
Fidelity VIP Equity-Income..................................        10.48%           4.78%
Fidelity VIP II Asset Manager...............................        15.67%           9.48%
Fidelity VIP II Contrafund..................................        28.23%          22.45%
Fidelity VIP II Index 500...................................        26.47%          18.76%
Alger American Growth.......................................        45.91%          31.80%
Alger American MidCap Growth................................        28.40%          29.93%
Alger American Small Capitalization.........................        13.85%          41.33%
Alger American Leveraged AllCap.............................        48.43%          17.94%
MFS Emerging Growth.........................................        32.21%          74.15%
MFS Growth With Income......................................        20.54%           5.14%
MFS Research................................................        21.60%          22.24%
MFS Total Return............................................        10.62%           1.58%
First Eagle SoGen Overseas Variable.........................         0.66%          43.12%
Van Eck Worldwide Emerging Markets..........................       -36.22%          97.37%
Van Eck Worldwide Hard Assets...............................       -29.71%          19.24%
Janus Aspen Series Capital Appreciation.....................        55.82%          64.57%
Janus Aspen Series Growth...................................        33.69%          41.89%
Janus Aspen Series Balanced.................................        32.34%          24.92%
Janus Aspen Series Flexible Income..........................         7.53%           0.13%
Janus Aspen Series International Growth.....................        15.54%          79.63%
Janus Aspen Series Worldwide Growth.........................        27.05%          62.06%
Alliance Premier Growth.....................................        45.69%          28.47%
Alliance Growth and Income..................................         8.00%          -1.67%
American Century VP Income & Growth.........................        23.97%          16.28%
American Century VP Value...................................        -4.29%         -12.87%
Templeton Developing Markets Securities*....................       -23.78%          48.98%
Templeton Asset Strategy**..................................        -1.18%           2.47%
Lazard Retirement Equity....................................            NA           2.83%
Lazard Retirement Small Cap.................................        -4.65%           1.66%
Morgan Stanley International Magnum.........................         6.62%          21.89%
Morgan Stanley Emerging Markets.............................       -25.69%          92.81%

-------------------------

 * Previously, Templeton Developing Markets Fund. Effective May 1, 2000, the Templeton Developing Markets Securities Fund merged into the Templeton Developing Markets Equity Fund. Performance shown reflects historical performance and inception date of the Templeton Developing Markets Securities Fund.

** Previously, Templeton Asset Allocation Fund. Effective May 1, 2000, the
   Templeton Asset Strategy Fund merged into the Templeton Global Asset Allocation Fund. Performance shown reflects historical performance and inception dates of the Templeton Asset Strategy Fund.

                               FEDERAL TAX STATUS

     NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

     GENERAL. Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

     The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

     On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

     The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

     The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

     Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

     MULTIPLE CONTRACTS. The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

     PARTIAL 1035 EXCHANGES. Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

     CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS. Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

     TAX TREATMENT OF ASSIGNMENTS. An assignment, pledge, or other transfer of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge, or transfer their Contracts.

     DEATH BENEFITS. Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

     Certain distributions from retirement plans qualified under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or d) hardship distributions. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

     TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS. Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

     With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

     The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     QUALIFIED PLANS. The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

     A variable annuity contract will not provide any additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

     Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

     On July 6, 1983, the Supreme Court decided in Arizona Governing Committee
v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.  TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" and "Tax-Sheltered Annuities -- Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.  INDIVIDUAL RETIREMENT ANNUITIES

     Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

     Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

     Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

     Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

     Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

SIMPLE IRAs

     Section 408(p) of the Code permits certain employers (generally those with less that 100 employees) to establish a retirement program for employees using Savings Incentive Match Plan Retirement Annuities ("SIMPLE IRA"). SIMPLE IRA programs can only be established with the approval of and adoption by the employer of the Contract Owner of the SIMPLE IRA. Contributions to SIMPLE IRAs will be made pursuant to a salary reduction agreement in which an Owner would authorize his/her employer to deduct a certain amount from his/her pay and contribute it directly to the SIMPLE IRA. The Owner's employer will also make contributions to the SIMPLE IRA in amounts based upon certain elections of the employer. The only contributions that can be made to a SIMPLE IRA are salary reduction contributions and employer contributions as described above, and rollover contributions from other SIMPLE IRAs. Purchasers of Contracts to be qualified as SIMPLE IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.  PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, and withdrawals. (See "Tax Treatment of Withdrawals Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.  GOVERNMENT AND TAX-EXEMPT ORGANIZATION'S DEFERRED COMPENSATION PLANS UNDER
    SECTION 457

     Under Code provisions, employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount which can be deferred in any one year is the lesser of $8,000 or 33 1/3 percent of the participant's includible compensation. However, in limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

     All of the assets and income of a Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Plan of a tax exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

     In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

        - attains age 70 1/2,

        - separates from service,

        - dies, or

        - suffers an unforeseeable financial emergency as defined in the Code.

     Under present federal tax law, amounts accumulated in a Plan under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457.

     TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS. In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b)(Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). This penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years after the Owner first participated in the SIMPLE IRA. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8)of the Code.) The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

     With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years on which the exception was used.

     Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

     TAX-SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS. The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

                               ANNUITY PROVISIONS

     VARIABLE ANNUITY.  A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the separate account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

          (1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

          (2) the fixed number of annuity units per payment in each subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

     The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

     The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

     FIXED ANNUITY. A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the separate account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

     ANNUITY UNIT. The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of the Net Investment Factor for the business day for which the annuity unit value is being calculated, and an amount equivalent to the daily assumed investment factor.

     NET INVESTMENT FACTOR. The Net Investment Factor for any investment option for any business day is determined by dividing:

          (a) the accumulation unit value as of the close of the current business day, by

          (b) the accumulation unit value as of the close of the immediately preceding business day.

     The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

     EXPENSE GUARANTEE. The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

     The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts. The financial statements of the Variable Account are also included herein.

                          INDEPENDENT AUDITORS' REPORT

     To the Contractholders of Valley Forge Life Insurance Company Variable Annuity Separate Account and the Board of Directors of Valley Forge Life Insurance Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Annuity Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF ASSETS AND LIABILITIES

                        FEDERATED                                                 FIDELITY
                          PRIME      FEDERATED     FEDERATED       FIDELITY        ASSET       FIDELITY      FIDELITY
                          MONEY       UTILITY     HIGH INCOME    EQUITY-INCOME    MANAGER      INDEX 500    CONTRAFUND
DECEMBER 31, 1999        FUND II      FUND II     BOND FUND II     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------      -----------   ----------   ------------   -------------   ----------   -----------   -----------
ASSETS:

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $29,703,202   $3,355,716    $4,861,406     $8,012,656     $5,992,679   $24,349,701   $11,949,857
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Total
          Assets.....   29,703,202    3,355,716     4,861,406      8,012,656      5,992,679    24,349,701    11,949,857
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------

LIABILITIES:

Payable for fund
  withdrawals and
  surrenders.........      (34,878)    (107,868)       (4,173)       (51,065)      (105,715)      (94,018)     (120,178)
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Total
        liabilities..      (34,878)    (107,868)       (4,173)       (51,065)      (105,715)      (94,018)     (120,178)
                       -----------   ----------    ----------     ----------     ----------   -----------   -----------
        Net assets...  $29,668,324   $3,247,848    $4,857,233     $7,961,591     $5,886,964   $24,255,683   $11,829,679
                       ===========   ==========    ==========     ==========     ==========   ===========   ===========
Supplemental cost
  information:
  Investments, at
    cost:............  $29,668,324   $3,262,612    $5,061,507     $7,724,362     $5,835,260   $20,734,923   $ 9,927,803
                       ===========   ==========    ==========     ==========     ==========   ===========   ===========

                         THE ALGER
                          AMERICAN
                           SMALL
                       CAPITALIZATION
DECEMBER 31, 1999        PORTFOLIO
-----------------      --------------
ASSETS:
Investments, at
  market value (See
  Supplemental cost
  information
  below).............   $ 3,931,611
                        -----------
        Total
          Assets.....     3,931,611
                        -----------
LIABILITIES:
Payable for fund
  withdrawals and
  surrenders.........            --
                        -----------
        Total
        liabilities..            --
                        -----------
        Net assets...   $ 3,931,611
                        ===========
Supplemental cost
  information:
  Investments, at
    cost:............   $ 2,998,780
                        ===========

                                                                               JANUS                       JANUS
                                    JANUS ASPEN      JANUS        JANUS        ASPEN      JANUS ASPEN      ASPEN
                        VAN ECK        SERIES        ASPEN        ASPEN       SERIES        SERIES         SERIES       VAN ECK
                        EMERGING      CAPITAL        SERIES       SERIES     FLEXIBLE    INTERNATIONAL   WORLD WIDE    WORLDWIDE
                        MARKETS     APPRECIATION     GROWTH      BALANCED     INCOME        GROWTH         GROWTH     HARD ASSETS
DECEMBER 31, 1999         FUND       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO       FUND
-----------------      ----------   ------------   ----------   ----------   ---------   -------------   ----------   -----------
ASSETS:

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $1,085,079    $8,222,654    $2,866,575   $3,580,814   $260,415      $724,430      $2,733,573   $  410,436
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Total
          assets.....   1,085,079     8,222,654     2,866,575    3,580,814    260,415       724,430      2,733,573       410,436
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------

LIABILITIES:

Payable for fund
  withdrawals and
  surrenders.........      (1,990)           --          (863)          --    (54,538)          (91)           (78)      (46,638)
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Total
        liabilities..      (1,990)           --          (863)          --    (54,538)          (91)           (78)      (46,638)
                       ----------    ----------    ----------   ----------   --------      --------      ----------   ----------
        Net assets...  $1,083,089    $8,222,654    $2,865,712   $3,580,814   $205,877      $724,339      $2,733,495   $  363,798
                       ==========    ==========    ==========   ==========   ========      ========      ==========   ==========
Supplemental cost
  information:
  Investments, at
    cost:............  $  621,316    $6,460,434    $2,564,139   $3,357,450   $202,939      $618,384      $2,394,255   $  328,321
                       ==========    ==========    ==========   ==========   ========      ========      ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

                                     THE ALGER                                  MFS
                        THE ALGER     AMERICAN        MFS                      GROWTH        MFS                      SOGEN
                        AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED     MFS TOTAL     OVERSEAS
                         GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY      RETURN      VARIABLE
                        PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES       SERIES        FUND
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Investments, at
  market value (See
  Supplemental cost
  information
  below).............  $19,149,543   $3,883,853   $10,768,176   $4,694,705   $5,275,194   $2,127,072   $5,011,714   $3,323,165
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Total Assets.........   19,149,543    3,883,853    10,768,176    4,694,705    5,275,194    2,127,072    5,011,714    3,323,165
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Payable for fund
  withdrawals and
  surrenders.........      (25,509)     (20,216)           --      (33,341)     (42,329)    (142,042)    (151,324)          --
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------

Total liabilities....      (25,509)     (20,216)           --      (33,341)     (42,329)    (142,042)    (151,324)          --
                       -----------   ----------   -----------   ----------   ----------   ----------   ----------   ----------
Net assets...........  $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030   $4,860,390   $3,323,165
                       ===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========
Supplemental cost
  information:
Investments, at
  cost:..............  $16,042,433   $3,187,774   $ 7,168,784   $3,838,648   $4,985,879   $2,034,696   $4,927,674   $2,632,373
                       ===========   ==========   ===========   ==========   ==========   ==========   ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                                      FIDELITY
                              FEDERATED    FEDERATED    FEDERATED       FIDELITY        ASSET      FIDELITY     FIDELITY
    FOR THE YEAR ENDED       PRIME MONEY    UTILITY    HIGH INCOME    EQUITY-INCOME    MANAGER    INDEX 500    CONTRAFUND
     DECEMBER 31, 1999         FUND II      FUND II    BOND FUND II     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
    ------------------       -----------   ---------   ------------   -------------   ---------   ----------   ----------
Investment income:
 Dividend income...........   $706,558     $149,669     $ 304,785       $216,369      $180,618    $ 190,903    $ 161,610
                              --------     --------     ---------       --------      --------    ----------   ----------
                               706,558      149,669       304,785        216,369       180,618      190,903      161,610
                              --------     --------     ---------       --------      --------    ----------   ----------
Expenses:
 Mortality and expense risk
   and administration
   charges.................    218,056       36,756        52,594         91,915        47,651      236,504       99,358
                              --------     --------     ---------       --------      --------    ----------   ----------
                               218,056       36,756        52,594         91,915        47,651      236,504       99,358
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net investment
        income (loss)......    488,502      112,913       252,191        124,454       132,967      (45,601)      62,252
                              --------     --------     ---------       --------      --------    ----------   ----------
Investment gains and
 (losses):
 Net realized gains
   (losses)................         --       10,509      (126,349)        27,187        45,050    1,086,783      251,862
 Net unrealized gains
   (losses)................         --      (89,449)     (183,228)        37,873       315,175    2,357,042    1,425,059
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net realized and
        unrealized
        investment gains
        (losses)...........         --      (78,940)     (309,577)        65,060       360,225    3,443,825    1,676,921
                              --------     --------     ---------       --------      --------    ----------   ----------
       Net increase
        (decrease) in net
        assets resulting
        from operations....   $488,502     $ 33,973     $ (57,386)      $189,514      $493,192    $3,398,224   $1,739,173
                              ========     ========     =========       ========      ========    ==========   ==========

                                THE ALGER
                             AMERICAN SMALL
    FOR THE YEAR ENDED       CAPITALIZATION
     DECEMBER 31, 1999          PORTFOLIO
    ------------------       ---------------
Investment income:
 Dividend income...........    $  240,850
                               ----------
                                  240,850
                               ----------
Expenses:
 Mortality and expense risk
   and administration
   charges.................        31,029
                               ----------
                                   31,029
                               ----------
       Net investment
        income (loss)......       209,821
                               ----------
Investment gains and
 (losses):
 Net realized gains
   (losses)................       (27,093)
 Net unrealized gains
   (losses)................       904,672
                               ----------
       Net realized and
        unrealized
        investment gains
        (losses)...........       877,579
                               ----------
       Net increase
        (decrease) in net
        assets resulting
        from operations....    $1,087,400
                               ==========

                                                                JANUS                                 JANUS         JANUS
                                       VAN ECK                  ASPEN         JANUS       JANUS       ASPEN         ASPEN
                                      WORLDWIDE   VAN ECK       SERIES        ASPEN       ASPEN      SERIES        SERIES
                                        HARD      EMERGING     CAPITAL       SERIES      SERIES     FLEXIBLE    INTERNATIONAL
                                       ASSETS     MARKETS    APPRECIATION    GROWTH     BALANCED     INCOME        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999    FUND        FUND      PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
------------------------------------  ---------   --------   ------------   ---------   ---------   ---------   -------------
Investment income:
 Dividend income...                    $ 2,253         --             --          --          --         --             --
                                       -------    --------    ----------    --------    --------     ------       --------
                                         2,253         --             --          --          --         --             --
                                       -------    --------    ----------    --------    --------     ------       --------
Expenses:
 Mortality and expense risk and
   administration charges...             2,921    $ 8,211     $   19,876    $  5,105    $  4,713     $  324       $    664
                                       -------    --------    ----------    --------    --------     ------       --------
                                         2,921      8,211         19,876       5,105       4,713        324            664
                                       -------    --------    ----------    --------    --------     ------       --------
       Net investment income
        (loss)...                         (668)    (8,211)       (19,876)     (5,105)     (4,713)      (324)          (664)
                                       -------    --------    ----------    --------    --------     ------       --------
Investment gains and (losses):
 Net realized gains (losses)...         (1,568)   (10,144)        17,638       3,441          41       (829)         1,668
 Net unrealized gains (losses)...       49,925    526,239      1,762,220     301,573     223,364      2,938        105,955
                                       -------    --------    ----------    --------    --------     ------       --------
       Net realized and unrealized
        investment gains
        (losses)...                     48,357    516,095      1,779,858     305,014     223,405      2,109        107,623
                                       -------    --------    ----------    --------    --------     ------       --------
       Net increase (decrease) in
        net assets resulting from
        operations...                  $47,689    $507,884    $1,759,982    $299,909    $218,692     $1,785       $106,959
                                       =======    ========    ==========    ========    ========     ======       ========

                                        JANUS
                                        ASPEN
                                        SERIES
                                      WORLD WIDE
                                        GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999  PORTFOLIO
------------------------------------  ----------
Investment income:
 Dividend income...                          --
                                       --------
                                             --
                                       --------
Expenses:
 Mortality and expense risk and
   administration charges...           $  3,010
                                       --------
                                          3,010
                                       --------
       Net investment income
        (loss)...                        (3,010)
                                       --------
Investment gains and (losses):
 Net realized gains (losses)...             157
 Net unrealized gains (losses)...       339,240
                                       --------
       Net realized and unrealized
        investment gains
        (losses)...                     339,397
                                       --------
       Net increase (decrease) in
        net assets resulting from
        operations...                  $336,387
                                       ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF OPERATIONS (CONTINUED)

                                                   THE ALGER                             MFS
                                      THE ALGER    AMERICAN       MFS                   GROWTH      MFS         MFS       SOGEN
                                       AMERICAN     MIDCAP      EMERGING      MFS        WITH     LIMITED      TOTAL     OVERSEAS
                                        GROWTH      GROWTH       GROWTH     RESEARCH    INCOME    MATURITY    RETURN     VARIABLE
FOR THE YEAR ENDED DECEMBER 31, 1999  PORTFOLIO    PORTFOLIO     SERIES      SERIES     SERIES     SERIES     SERIES       FUND
------------------------------------  ----------   ---------   ----------   --------   --------   --------   ---------   --------
Investment income:
 Dividend income....................  $  958,176   $220,841           --    $32,893    $ 23,662   $112,682   $ 143,153   $ 34,501
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
                                         958,176    220,841           --     32,893      23,662   112,682      143,153     34,501
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
Expenses:
 Mortality and expense risk and
   administration charges...........     161,061     29,020    $  70,170     43,888      56,667   $23,473       51,054     37,217
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
                                         161,061     29,020       70,170     43,888      56,667    23,473       51,054     37,217
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
   Net investment income (loss).....     797,115    191,821      (70,170)   (10,995)    (33,005)   89,209       92,099     (2,716)
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
Investment gains and (losses):
 Net realized gains (losses):.......     335,913     21,690      245,537    107,121     122,217    (6,655)      14,997    140,440
 Net unrealized gains (losses)......   2,287,237    529,227    3,087,888    655,276      47,625   (25,526)    (127,595)   796,693
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
 Net realized and unrealized
   investment gains (losses)........   2,623,150    550,917    3,333,425    762,397     169,842   (32,181)    (112,598)   937,133
                                      ----------   --------    ----------   --------   --------   --------   ---------   --------
 Net increase (decrease) in net
   assets resulting from
   operations.......................  $3,420,265   $742,738    $3,263,255   $751,402   $136,837   $57,028    $ (20,499)  $934,417
                                      ==========   ========    ==========   ========   ========   ========   =========   ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FEDERATED
                                         FEDERATED                     HIGH       FIDELITY     FIDELITY
                                           PRIME       FEDERATED      INCOME      EQUITY-       ASSET       FIDELITY
                                           MONEY        UTILITY        BOND        INCOME      MANAGER      INDEX 500
FOR THE YEAR ENDED DECEMBER 31, 1999      FUND II       FUND II      FUND II     PORTFOLIO    PORTFOLIO     PORTFOLIO
------------------------------------    ------------   ----------   ----------   ----------   ----------   -----------
From operations:
  Net investment income (loss)........  $    488,502   $  112,913   $  252,191   $  124,454   $  132,967   $   (45,601)
  Net realized and unrealized gains
    (losses)..........................            --      (78,940)    (309,577)      65,060      360,225     3,443,825
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from operations.................       488,502       33,973      (57,386)     189,514      493,192     3,398,224
                                        ------------   ----------   ----------   ----------   ----------   -----------
From capital transactions:
  Net premiums/deposits...............    33,173,793      831,090    1,266,165    2,220,476    1,838,108     7,195,871
  Death benefits......................            --     (159,614)    (191,732)     (58,842)    (115,043)     (114,424)
  Surrenders..........................    (1,163,352)     (29,199)    (116,987)    (310,647)      (1,668)     (621,921)
  Withdrawals.........................      (335,752)     (50,907)     (83,712)    (131,986)     (50,538)     (357,810)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    (8,057,071)     928,843      874,120    1,788,608    1,464,890     4,065,763
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from capital transactions.......    23,617,618    1,520,213    1,747,854    3,507,609    3,135,749    10,167,479
                                        ------------   ----------   ----------   ----------   ----------   -----------
Increase in net assets................    24,106,120    1,554,186    1,690,468    3,697,123    3,628,941    13,565,703
Net assets at beginning of period.....     5,562,204    1,693,662    3,166,765    4,264,468    2,258,023    10,689,980
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net assets at end of period...  $ 29,668,324   $3,247,848   $4,857,233   $7,961,591   $5,886,964   $24,255,683
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net asset value per unit at
          end
          of period...................  $       1.00   $    14.35   $    10.24   $    25.71   $    18.67   $    167.41
                                        ============   ==========   ==========   ==========   ==========   ===========
        Units outstanding at end of
          period......................    29,668,324      226,331      474,339      309,669      315,317       144,888
                                        ============   ==========   ==========   ==========   ==========   ===========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss)........  $    207,113   $    3,202   $   (9,420)  $    8,287   $   19,013   $   (22,378)
  Net realized and unrealized gains
    (losses)..........................           634       97,354      (26,804)     186,584      141,214     1,288,532
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from operations.................       207,747      100,556      (36,224)     194,871      160,227     1,266,154
                                        ------------   ----------   ----------   ----------   ----------   -----------
From capital transactions:
  Net premiums/deposits...............    24,848,283    1,307,253    2,301,701    2,167,250    1,237,984     6,238,184
  Death benefits......................       (15,275)     (19,978)     (13,846)      (7,421)          --            --
  Surrenders..........................      (198,856)     (15,885)     (12,264)     (37,904)      (1,620)      (50,773)
  Withdrawals.........................      (112,539)     (77,318)     (93,235)     (31,134)     (22,890)     (110,964)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................   (20,028,240)     348,351      830,154    1,482,837      616,956     2,784,494
                                        ------------   ----------   ----------   ----------   ----------   -----------
    Change in net assets resulting
      from capital transactions.......     4,493,373    1,542,423    3,012,510    3,573,628    1,830,430     8,860,941
                                        ------------   ----------   ----------   ----------   ----------   -----------
Increase in net assets................     4,701,120    1,642,979    2,976,286    3,768,499    1,990,657    10,127,095
Net assets at beginning of period.....       861,084       50,683      190,479      495,969      267,366       562,885
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net assets at end of period...  $  5,562,204   $1,693,662   $3,166,765   $4,264,468   $2,258,023   $10,689,980
                                        ------------   ----------   ----------   ----------   ----------   -----------
        Net asset value per unit at
          end
          of period...................  $       1.00   $    15.27   $    10.92   $    25.42   $    18.16   $    141.25
                                        ============   ==========   ==========   ==========   ==========   ===========
        Units outstanding at end of
          period......................     5,562,204      110,914      289,997      167,760      124,340        75,681
                                        ============   ==========   ==========   ==========   ==========   ===========

                                                        THE ALGER
                                                         AMERICAN
                                         FIDELITY         SMALL
                                        CONTRAFUND    CAPITALIZATION
FOR THE YEAR ENDED DECEMBER 31, 1999     PORTFOLIO      PORTFOLIO
------------------------------------    -----------   --------------
From operations:
  Net investment income (loss)........  $    62,252     $  209,821
  Net realized and unrealized gains
    (losses)..........................    1,676,921        877,579
                                        -----------     ----------
    Change in net assets resulting
      from operations.................    1,739,173      1,087,400
                                        -----------     ----------
From capital transactions:
  Net premiums/deposits...............    4,291,826      1,066,895
  Death benefits......................     (120,178)            --
  Surrenders..........................     (225,432)       (13,535)
  Withdrawals.........................     (115,676)       (33,248)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    2,549,528        222,844
                                        -----------     ----------
    Change in net assets resulting
      from capital transactions.......    6,380,068      1,242,956
                                        -----------     ----------
Increase in net assets................    8,119,241      2,330,356
Net assets at beginning of period.....    3,710,438      1,601,255
                                        -----------     ----------
        Net assets at end of period...  $11,829,679     $3,931,611
                                        -----------     ----------
        Net asset value per unit at
          end
          of period...................  $     29.15     $    55.15
                                        ===========     ==========
        Units outstanding at end of
          period......................      405,821         71,289
                                        ===========     ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss)........  $     3,442     $  115,699
  Net realized and unrealized gains
    (losses)..........................      507,452          2,409
                                        -----------     ----------
    Change in net assets resulting
      from operations.................      510,894        118,108
                                        -----------     ----------
From capital transactions:
  Net premiums/deposits...............    1,114,162      1,012,659
  Death benefits......................      (10,449)        (3,193)
  Surrenders..........................      (23,821)       (27,136)
  Withdrawals.........................      (23,659)       (16,711)
  Transfers into (out of) subaccounts,
    net -- Note 1.....................    1,814,245        321,797
                                        -----------     ----------
    Change in net assets resulting
      from capital transactions.......    2,870,478      1,287,416
                                        -----------     ----------
Increase in net assets................    3,381,372      1,405,524
Net assets at beginning of period.....      329,066        195,731
                                        -----------     ----------
        Net assets at end of period...  $ 3,710,438     $1,601,255
                                        -----------     ----------
        Net asset value per unit at
          end
          of period...................  $     24.44     $    43.97
                                        ===========     ==========
        Units outstanding at end of
          period......................      151,818         36,417
                                        ===========     ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                           THE ALGER                                  MFS
                                              THE ALGER     AMERICAN        MFS                      GROWTH        MFS
                                              AMERICAN       MIDCAP      EMERGING        MFS          WITH       LIMITED
                                               GROWTH        GROWTH       GROWTH       RESEARCH      INCOME      MATURITY
FOR THE YEAR ENDED DECEMBER 31, 1999          PORTFOLIO    PORTFOLIO      SERIES        SERIES       SERIES       SERIES
------------------------------------         -----------   ----------   -----------   ----------   ----------   ----------
From operations:
  Net investment income (loss).............  $   797,115   $  191,821   $   (70,170)  $  (10,995)  $  (33,005)  $   89,209
  Net realized and unrealized gains
    (losses)...............................    2,623,150      550,917     3,333,425      762,397      169,842      (32,181)
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      operations...........................    3,420,265      742,738     3,263,255      751,402      136,837       57,028
                                             -----------   ----------   -----------   ----------   ----------   ----------
From capital transactions:
  Net premiums/deposits....................    5,221,581    1,384,117     2,740,437    1,024,522    1,191,276      261,437
  Death benefits...........................      (52,193)      (9,196)       (5,257)     (33,341)          --      (11,410)
  Surrenders...............................     (246,417)     (30,775)      (31,310)     (36,878)     (26,140)     (77,142)
  Withdrawals..............................     (208,410)     (38,843)      (34,437)     (35,053)     (59,788)     (22,640)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    5,544,308      642,592     1,911,677    1,312,541    1,605,262      746,199
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      capital transactions.................   10,258,869    1,947,895     4,581,110    2,231,791    2,710,610      896,444
                                             -----------   ----------   -----------   ----------   ----------   ----------
Increase in net assets.....................   13,679,134    2,690,633     7,844,365    2,983,193    2,847,447      953,472
Net assets at beginning of period..........    5,444,900    1,173,004     2,923,811    1,678,171    2,385,418    1,031,558
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net assets at end of period........  $19,124,034   $3,863,637   $10,768,176   $4,661,364   $5,232,865   $1,985,030
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net asset value per unit at end
          of period........................  $     64.38   $    32.23   $     37.94   $    23.34   $    21.31   $     9.81
                                             ===========   ==========   ===========   ==========   ==========   ==========
        Units outstanding at end of
          period...........................      297,049      119,877       283,821      199,716      245,559      202,348
                                             ===========   ==========   ===========   ==========   ==========   ==========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss).............  $   307,440   $   18,386   $   (10,989)  $   (1,475)  $  (16,356)  $   (7,862)
  Net realized and unrealized gains
    (losses)...............................      766,562      131,442       548,478      172,413      234,577      (11,034)
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      operations...........................    1,074,002      149,828       537,489      170,938      218,221      (18,896)
                                             -----------   ----------   -----------   ----------   ----------   ----------
From capital transactions:
  Net premiums/deposits....................    2,385,652      456,073       845,164      586,011    1,164,678      743,654
  Death benefits...........................           --       (3,436)           --           --       (4,023)      (7,699)
  Surrenders...............................      (13,467)          --        (9,089)      (1,253)          --       (6,502)
  Withdrawals..............................      (33,198)      (1,155)      (24,319)     (11,140)     (17,911)      (6,087)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    1,782,528      529,267     1,432,918      777,200      805,436      245,382
                                             -----------   ----------   -----------   ----------   ----------   ----------
    Change in net assets resulting from
      capital transactions.................    4,121,515      980,749     2,244,674    1,350,818    1,948,180      968,748
                                             -----------   ----------   -----------   ----------   ----------   ----------
Increase in net assets.....................    5,195,517    1,130,577     2,782,163    1,521,756    2,166,401      949,852
Net assets at beginning of period..........      249,383       42,427       141,648      156,415      219,017       81,706
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net assets at end of period........  $ 5,444,900   $1,173,004   $ 2,923,811   $1,678,171   $2,385,418   $1,031,558
                                             -----------   ----------   -----------   ----------   ----------   ----------
        Net asset value per unit at end
          of period........................  $     53.22   $    28.87   $     21.47   $    19.05   $    20.11   $    10.16
                                             ===========   ==========   ===========   ==========   ==========   ==========
        Units outstanding at end of
          period...........................      102,309       40,631       136,181       88,093      118,618      101,531
                                             ===========   ==========   ===========   ==========   ==========   ==========


                                                            SOGEN
                                             MFS TOTAL     OVERSEAS
                                               RETURN      VARIABLE
FOR THE YEAR ENDED DECEMBER 31, 1999           SERIES        FUND
------------------------------------         ----------   ----------
From operations:
  Net investment income (loss).............  $  92,099    $   (2,716)
  Net realized and unrealized gains
    (losses)...............................   (112,598)      937,133
                                             ----------   ----------
    Change in net assets resulting from
      operations...........................    (20,499)      934,417
                                             ----------   ----------
From capital transactions:
  Net premiums/deposits....................  1,432,338       411,295
  Death benefits...........................   (175,729)           --
  Surrenders...............................    (82,248)      (87,477)
  Withdrawals..............................    (61,388)      (73,467)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................  1,874,729        99,935
                                             ----------   ----------
    Change in net assets resulting from
      capital transactions.................  2,987,702       350,286
                                             ----------   ----------
Increase in net assets.....................  2,967,203     1,284,703
Net assets at beginning of period..........  1,893,187     2,038,462
                                             ----------   ----------
        Net assets at end of period........  $4,860,390   $3,323,165
                                             ----------   ----------
        Net asset value per unit at end
          of period........................  $   17.75    $    14.18
                                             ==========   ==========
        Units outstanding at end of
          period...........................    273,825       234,356
                                             ==========   ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss).............  $  12,833    $  (24,005)
  Net realized and unrealized gains
    (losses)...............................     69,285       (64,492)
                                             ----------   ----------
    Change in net assets resulting from
      operations...........................     82,118       (88,497)
                                             ----------   ----------
From capital transactions:
  Net premiums/deposits....................    968,524     1,098,070
  Death benefits...........................         --        (3,348)
  Surrenders...............................     (7,865)      (16,724)
  Withdrawals..............................    (11,868)      (21,157)
  Transfers into (out of) subaccounts,
    net -- Note 1..........................    602,434       317,226
                                             ----------   ----------
    Change in net assets resulting from
      capital transactions.................  1,551,225     1,374,067
                                             ----------   ----------
Increase in net assets.....................  1,633,343     1,285,570
Net assets at beginning of period..........    259,844       752,892
                                             ----------   ----------
        Net assets at end of period........  $1,893,187   $2,038,462
                                             ----------   ----------
        Net asset value per unit at end
          of period........................  $   18.12    $    10.07
                                             ==========   ==========
        Units outstanding at end of
          period...........................    104,481       202,429
                                             ==========   ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                       JANUS                                   JANUS
                                            VAN ECK                    ASPEN         JANUS        JANUS        ASPEN
                                           WORLDWIDE    VAN ECK        SERIES        ASPEN        ASPEN       SERIES
                                             HARD       EMERGING      CAPITAL        SERIES       SERIES     FLEXIBLE
                                            ASSETS      MARKETS     APPRECIATION     GROWTH      BALANCED     INCOME
FOR THE YEAR ENDED DECEMBER 31, 1999         FUND         FUND       PORTFOLIO     PORTFOLIO    PORTFOLIO    PORTFOLIO
------------------------------------       ---------   ----------   ------------   ----------   ----------   ---------
From operations:
  Net investment income (loss)...........  $   (668)   $   (8,211)   $  (19,876)   $   (5,105)  $   (4,713)  $   (324)
  Net realized and unrealized gains
    (losses).............................    48,357       516,095     1,779,858       305,014      223,405      2,109
                                           --------    ----------    ----------    ----------   ----------   --------
    Change in net assets resulting from
      operations.........................    47,689       507,884     1,759,982       299,909      218,692      1,785
                                           --------    ----------    ----------    ----------   ----------   --------
From capital transactions:
  Net premiums/deposits..................   150,522       195,914     6,485,581     2,588,038    3,367,893    204,092
  Death benefits.........................        --            --            --            --           --         --
  Surrenders.............................    (8,640)           --       (11,563)       (9,539)          --         --
  Withdrawals............................    (1,989)      (15,623)      (11,346)      (12,696)      (5,771)        --
  Transfers into (out of) subaccounts,
    net -- Note 1........................    35,073        (6,561)           --            --           --         --
                                           --------    ----------    ----------    ----------   ----------   --------
    Change in net assets resulting from
      capital transactions...............   174,966       173,730     6,462,672     2,565,803    3,362,122    204,092
                                           --------    ----------    ----------    ----------   ----------   --------
Increase in net assets...................   222,655       681,614     8,222,654     2,865,712    3,580,814    205,877
Net assets at beginning of period........   141,143       401,475            --            --           --         --
                                           --------    ----------    ----------    ----------   ----------   --------
        Net assets at end of period......  $363,798    $1,083,089    $8,222,654    $2,865,712   $3,580,814   $205,877
                                           --------    ----------    ----------    ----------   ----------   --------
        Net asset value per unit at end
          of period......................  $  10.96    $    14.26    $    33.17    $    33.65   $    27.92   $  11.42
                                           ========    ==========    ==========    ==========   ==========   ========
        Units outstanding at end of
          period.........................    33,193        75,953       247,894        85,162      128,253     18,028
                                           ========    ==========    ==========    ==========   ==========   ========

FOR THE YEAR ENDED DECEMBER 31, 1998

From operations:
  Net investment income (loss)...........  $  4,608    $   (2,674)
  Net realized and unrealized gains
    (losses).............................   (40,765)     (109,753)
    Change in net assets resulting from
      operations.........................   (36,157)     (112,427)
                                           --------    ----------
From capital transactions:
  Net premiums/deposits..................   128,466       348,583
  Death benefits.........................        --            --
  Surrenders.............................   (20,009)       (3,769)
  Withdrawals............................    (1,198)       (4,392)
  Transfers into (out of) subaccounts,
    net -- Note 1........................    61,004       156,590
                                           --------    ----------
    Change in net assets resulting from
      capital transactions...............   168,263       497,012
                                           --------    ----------
Increase in net assets...................   132,106       384,585
Net assets at beginning of period........     9,037        16,890
                                           --------    ----------
        Net assets at end of period......  $141,143    $  401,475
                                           --------    ----------
        Net asset value per unit at end
          of period......................  $   9.20    $     7.12
                                           ========    ==========
        Units outstanding at end of
          period.........................    15,342        56,387
                                           ========    ==========

                                               JANUS         JANUS
                                               ASPEN         ASPEN
                                              SERIES         SERIES
                                           INTERNATIONAL   WORLD WIDE
                                              GROWTH         GROWTH
FOR THE YEAR ENDED DECEMBER 31, 1999         PORTFOLIO     PORTFOLIO
------------------------------------       -------------   ----------
From operations:
  Net investment income (loss)...........    $   (664)     $   (3,010)
  Net realized and unrealized gains
    (losses).............................     107,623         339,397
                                             --------      ----------
    Change in net assets resulting from
      operations.........................     106,959         336,387
                                             --------      ----------
From capital transactions:
  Net premiums/deposits..................     617,608       2,407,678
  Death benefits.........................          --              --
  Surrenders.............................          --          (8,172)
  Withdrawals............................        (228)         (2,401)
  Transfers into (out of) subaccounts,
    net -- Note 1........................          --               3
                                             --------      ----------
    Change in net assets resulting from
      capital transactions...............     617,380       2,397,108
                                             --------      ----------
Increase in net assets...................     724,339       2,733,495
Net assets at beginning of period........          --              --
                                             --------      ----------
        Net assets at end of period......    $724,339      $2,733,495
                                             --------      ----------
        Net asset value per unit at end
          of period......................    $  38.67      $    47.75
                                             ========      ==========
        Units outstanding at end of
          period.........................      18,731          57,246
                                             ========      ==========
FOR THE YEAR ENDED DECEMBER 31, 1998
From operations:
  Net investment income (loss)...........
  Net realized and unrealized gains
    (losses).............................
    Change in net assets resulting from
      operations.........................
From capital transactions:
  Net premiums/deposits..................
  Death benefits.........................
  Surrenders.............................
  Withdrawals............................
  Transfers into (out of) subaccounts,
    net -- Note 1........................
    Change in net assets resulting from
      capital transactions...............
Increase in net assets...................
Net assets at beginning of period........
        Net assets at end of period......
        Net asset value per unit at end
          of period......................
        Units outstanding at end of
          period.........................

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1999

NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Annuity Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operation on February 3, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Flexible Premium Deferred Annuity Contract ("Contract"). Under the terms of the Contract, contractholders select where the net purchase payments of the Contract are invested. The contractholder may choose to invest in either the Variable Account, the Guaranteed Interest Option Separate Account ("GIO Account") or both the Variable Account and the GIO Account.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of corresponding funds (Funds), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:                            INVESTMENT ADVISOR:
FUND/SUBACCOUNT                                FUND/SUBACCOUNT
-------------------                            -------------------
FEDERATED ADVISERS:                            MASSACHUSETTS FINANCIAL SERVICES
  Federated Prime Money Fund II                COMPANY:
  Federated Utility Fund II                    MFS Emerging Growth Series
  Federated High Income Bond Fund II           MFS Research Series
FIDELITY MANAGEMENT & RESEARCH                 MFS Growth With Income Series
  COMPANY:                                     MFS Limited Maturity Series (closed
  Fidelity Variable Insurance Products         to new investments)
     Fund Equity-Income Portfolio ("Fidelity   MFS Total Return Series
     Equity-Income Portfolio")                 SOCIETE GENERALE ASSET MANAGEMENT
  Fidelity Variable Insurance Products         CORP.:
     Fund II Asset Manager Portfolio           SoGen Overseas Variable Fund
     ("Fidelity Asset Manager Portfolio")      VAN ECK ASSOCIATES CORPORATION:
  Fidelity Variable Insurance Products         Van Eck Worldwide Hard Assets Fund
     Fund II Index 500 Portfolio               Van Eck Emerging Markets Fund
     ("Fidelity Index 500 Portfolio")          JANUS CAPITAL CORPORATION --
  Fidelity Variable Insurance Products         INSTITUTIONAL CLASS
     Fund II Contrafund Portfolio              Janus Aspen Series Capital Appreciation
     ("Fidelity Contrafund Portfolio")         Portfolio
FRED ALGER MANAGEMENT, INC.:                   Janus Aspen Series Growth Portfolio
  The Alger American Small                     Janus Aspen Series Balanced Portfolio
     Capitalization Portfolio                  Janus Aspen Series Flexible Income Portfolio
  The Alger American Growth Portfolio          Janus Aspen Series International Growth
  The Alger American MidCap Growth             Portfolio
     Portfolio                                 Janus Aspen Series World Wide Growth Portfolio

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

     The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

     The GIO Account is also a separate account of VFL. Through the guaranteed interest option, VFL offers specified effective annual rates of interest that are credited daily and available for specified periods of time. Contractholders choosing the guaranteed interest option do not participate in the investment performance of the GIO Account and this performance does not determine the GIO Account value or benefits relating thereto.

     The assets of the GIO Account and the Variable Account are segregated from other VFL assets and from the General Account of VFL. The contractholder (before the maturity date, while the contractholder is still living or the Contract is in force) may transfer all or part of any subaccount value to another subaccount(s) or to the GIO Account, or transfer all or part of the GIO Account value to any subaccounts. The GIO Account, however, unlike the Variable Account, is not registered as an investment company under the 1940 Act. Separate financial statements are not prepared for the GIO Account and the accompanying financial statements do not reflect amounts invested in the GIO Account.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Valuation of Investments -- Investments in the Variable Account consist of shares of the Funds and are stated at market value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     Investment Income -- Investment income consists of dividends declared by the Funds and are recognized on the date of record.

     Realized Gains and Losses -- Realized investment gains and losses in the Variable Account represent the difference between the proceeds from sales of shares of the Funds held by the subaccount and the cost of such shares, which are determined using the first-in first-out cost method.

     Federal Income Taxes -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       VARIABLE ANNUITY SEPARATE ACCOUNT

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 3. CHARGES AND DEDUCTIONS

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the Contract. The daily charge is equal to an annual rate of 1.25% of the net assets of the subaccount.

     An annual administration fee of $30 is also deducted from the subaccounts on each Contract if the contract value is below $50,000. This fee is to cover a portion of VFL's administrative expenses related to the contracts.

     VFL deducts a daily administration charge from the assets of the subaccounts on each Contract to compensate it for a portion of the expenses it incurs in administering the contracts. The daily charge is equal to an annual rate of 0.15% of the net assets of the subaccounts.

     VFL permits 12 free transfers among and between the subaccounts within the Variable Account (four of which can be applied to the GIO Account) per contract year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the funds' prospectuses of each of the Funds that the Variable Account participates in, that the mutual Funds satisfy the diversification requirement of the regulations.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loews Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.

Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                 BALANCE SHEETS

DECEMBER 31                                                      1999          1998
-----------                                                   -----------   -----------
                                                              (IN THOUSANDS OF DOLLARS)
                                        ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $548,444 and $454,635).................................  $  530,512    $  460,516
  Equity securities available-for-sale (cost: $0 and
     $981)..................................................          51         2,218
  Policy loans..............................................      93,575        74,150
  Other invested assets.....................................         433           485
  Short-term investments....................................      24,714        81,418
                                                              ----------    ----------
          TOTAL INVESTMENTS.................................     649,285       618,787
Cash........................................................       3,529         3,750
Receivables:
  Reinsurance...............................................   2,414,553     2,119,897
  Premium and other.........................................      82,852        76,690
  Less allowance for doubtful accounts......................         (12)          (26)
Deferred acquisition costs..................................     127,297       111,963
Accrued investment income...................................      11,066         7,721
Receivables for securities sold.............................       2,426            --
Federal income tax recoverable..............................       4,316            --
Other.......................................................       4,883           902
Separate Account business...................................     209,183        73,745
                                                              ----------    ----------
          TOTAL ASSETS......................................  $3,509,378    $3,013,429
                                                              ==========    ==========

                         LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
     Future policy benefits.................................  $2,751,396    $2,438,305
     Claims and claim expense...............................     139,653        93,001
     Policyholders' funds...................................      43,466        42,746
Payables for securities purchased...........................       2,421           370
Federal income taxes payable................................          --         6,468
Deferred income taxes.......................................       2,694         6,213
Due to affiliates...........................................      12,435         1,946
Commissions and other payables..............................      95,976        86,815
Separate Account business...................................     209,183        73,745
                                                              ----------    ----------
          TOTAL LIABILITIES.................................   3,257,224     2,749,609
                                                              ----------    ----------
Commitments and contingent liabilities
Stockholder's Equity
  Common stock ($50 par value; Authorized -- 200,000 shares;
     Issued -- 50,000 shares)...............................       2,500         2,500
  Additional paid-in capital................................      69,150        69,150
  Retained earnings.........................................     191,464       187,683
  Accumulated other comprehensive income (loss).............     (10,960)        4,487
                                                              ----------    ----------
          TOTAL STOCKHOLDER'S EQUITY........................     252,154       263,820
                                                              ----------    ----------
          TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY........  $3,509,378    $3,013,429
                                                              ==========    ==========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31                                          1999       1998       1997
----------------------                                        --------   --------   --------
                                                                (IN THOUSANDS OF DOLLARS)
Revenues:
  Premiums..................................................  $310,719   $315,599   $332,172
  Net investment income.....................................    39,148     35,539     29,913
  Realized investment gains (losses)........................   (19,081)    16,967      4,200
  Other.....................................................     4,545      7,959      6,872
                                                              --------   --------   --------
                                                               335,331    376,064    373,157
                                                              --------   --------   --------
Benefits and expenses:
  Insurance claims and policyholders' benefits..............   291,547    301,900    307,207
  Amortization of deferred acquisition costs................    13,942     11,807     11,818
  Other operating expenses..................................    23,740     35,813     33,505
                                                              --------   --------   --------
                                                               329,229    349,520    352,530
                                                              --------   --------   --------
  Income before income tax expense and cumulative effect of
     change in accounting principle.........................     6,102     26,544     20,627
Income tax expense..........................................     2,087      9,091      7,297
                                                              --------   --------   --------
  Income before cumulative effect of change in accounting
     principle..............................................     4,015     17,453     13,330
  Cumulative effect of change in accounting principle, net
     of tax -- Note 12......................................       234         --         --
                                                              --------   --------   --------
          NET INCOME........................................  $  3,781   $ 17,453   $ 13,330
                                                              ========   ========   ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                                  ACCUMULATED
                                         ADDITIONAL                                  OTHER           TOTAL
                                COMMON    PAID-IN     COMPREHENSIVE   RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                STOCK     CAPITAL     INCOME (LOSS)   EARNINGS   INCOME (LOSS)      EQUITY
                                ------   ----------   -------------   --------   -------------   -------------
                                                          (IN THOUSANDS OF DOLLARS)
Balance, December 31, 1996....  $2,500    $39,150                     $156,900     $    990        $199,540
Comprehensive income:
  Net income..................     --          --       $ 13,330        13,330           --          13,330
  Other comprehensive
     income...................     --          --          3,390            --        3,390           3,390
                                                        --------
Total comprehensive income....                          $ 16,720
                                                        ========
Balance, December 31, 1997....  2,500      39,150                      170,230        4,380         216,260
Capital Contribution from
  Assurance...................     --      30,000                           --           --          30,000
Comprehensive income:
  Net income..................     --          --       $ 17,453        17,453           --          17,453
  Other comprehensive
     income...................     --          --            107            --          107             107
                                                        --------
Total comprehensive income....                          $ 17,560
                                                        ========
Balance, December 31, 1998....  2,500      69,150                      187,683        4,487         263,820
Comprehensive income (loss):
  Net income..................     --          --       $  3,781         3,781           --           3,781
  Other comprehensive loss....     --          --        (15,447)           --      (15,447)        (15,447)
                                                        --------
Total comprehensive loss......                          $(11,666)
                                                        ========
Balance, December 31, 1999....  $2,500    $69,150                     $191,464     $(10,960)       $252,154
                                ======    =======       ========      ========     ========        ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                            STATEMENTS OF CASH FLOWS

DECEMBER 31                                                      1999         1998        1997
-----------                                                   -----------   ---------   ---------
                                                                   (IN THOUSANDS OF DOLLARS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................  $     3,781   $  17,453   $  13,330
  Adjustments to reconcile net income to net cash flows from operating activities:
    Deferred income tax provision...........................        4,924       2,058       2,581
    Realized investment losses (gains)......................       19,081     (16,967)     (4,200)
    Amortization of bond discount...........................       (2,999)     (4,821)     (2,438)
    Changes in:
       Receivables, net.....................................     (300,832)   (544,920)   (269,787)
       Deferred acquisition costs...........................      (13,866)    (16,746)    (20,765)
       Accrued investment income............................       (3,345)     (2,476)       (300)
       Due to/from affiliates...............................      (10,489)     37,945      31,500
       Federal income taxes payable and receivable..........      (10,784)        493       2,151
       Insurance reserves...................................      380,939     541,560     221,252
       Commissions and other payables and other.............       25,642     (18,804)     47,212
                                                              -----------   ---------   ---------
         Total adjustments..................................       88,271     (22,678)      7,206
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM OPERATING
           ACTIVITIES.......................................       92,052      (5,225)     20,536
                                                              -----------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities.............................   (1,512,848)   (744,431)   (464,361)
  Proceeds from fixed maturities:
    Sales...................................................    1,339,905     741,277     278,459
    Maturities, calls and redemptions.......................       58,263      33,635      45,442
  Purchases of equity securities............................           --          (5)     (1,334)
  Proceeds from sale of equity securities...................        2,647           5       2,447
  Change in short-term investments..........................       59,455     (73,233)     39,301
  Change in policy loans....................................      (19,424)     (7,179)     (6,704)
  Change in other invested assets...........................          205         (82)       (580)
  Other, net................................................           --          --          --
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM INVESTING
           ACTIVITIES.......................................      (71,797)    (50,013)   (107,330)
                                                              -----------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to policyholder
    accounts................................................       15,901      30,007     111,478
  Return of policyholder account balances on investment
    contracts...............................................      (36,377)    (25,584)    (24,878)
  Capital contribution from Assurance.......................           --      30,000          --
                                                              -----------   ---------   ---------
         NET CASH FLOWS FROM FINANCING
           ACTIVITIES.......................................      (20,476)     34,423      86,600
                                                              -----------   ---------   ---------
         NET CASH FLOWS.....................................         (221)    (20,815)       (194)
Cash at beginning of period.................................        3,750      24,565      24,759
                                                              -----------   ---------   ---------
CASH AT END OF PERIOD.......................................  $     3,529   $   3,750   $  24,565
                                                              ===========   =========   =========
Supplemental disclosures of cash flow information:
  Federal income taxes paid.................................  $     8,260   $   6,651   $   2,488
                                                              ===========   =========   =========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     Premium revenue -- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

     Future policy benefit reserves -- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

     Claim and claim expense reserves -- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

     Reinsurance -- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification

                      VALLEY FORGE LIFE INSURANCE COMPANY
of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

     Deferred acquisition costs -- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

     Valuation of investments -- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

     VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

     Investment gains and losses -- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

     Securities lending activities -- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

     Separate Account business -- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

                      VALLEY FORGE LIFE INSURANCE COMPANY

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

YEAR ENDED DECEMBER 31                                     1999      1998      1997
----------------------                                    -------   -------   -------
                                                           (IN THOUSANDS OF DOLLARS)
Fixed maturities -- Taxable bonds.......................  $30,851   $27,150   $20,669
Equity securities.......................................       54        72        72
Policy loans............................................    4,963     4,760     4,264
Short-term investments..................................    2,969     3,803     4,885
Other...................................................      778       105       201
                                                          -------   -------   -------
                                                           39,615    35,890    30,091
Investment expense......................................      467       351       178
                                                          -------   -------   -------
          NET INVESTMENT INCOME.........................  $39,148   $35,539   $29,913
                                                          =======   =======   =======

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

YEAR ENDED DECEMBER 31                                     1999      1998      1997
----------------------                                   --------   -------   -------
                                                          (IN THOUSANDS OF DOLLARS)
Realized investment gains (losses):
  Fixed maturities.....................................  $(20,981)  $16,907   $ 3,333
  Equity securities....................................     1,667         0     1,021
  Other................................................       233        60      (154)
                                                         --------   -------   -------
                                                          (19,081)   16,967     4,200
Income tax benefit (expense)...........................     6,679    (5,938)   (1,470)
                                                         --------   -------   -------
     Net realized investment gains (losses)............   (12,402)   11,029     2,730
                                                         --------   -------   -------
Change in net unrealized investment gains (losses):
  Fixed maturities.....................................   (23,813)      441     5,806
  Equity securities....................................    (1,186)      (42)     (607)
  Adjustment to deferred policy acquisition costs
     related to unrealized gains (losses) and other....     1,235      (235)       20
                                                         --------   -------   -------
                                                          (23,764)      164     5,219
Deferred income tax (expense) benefit..................     8,317       (57)   (1,829)
                                                         --------   -------   -------
     Change in net unrealized investment gains
       (losses)........................................   (15,447)      107     3,390
                                                         --------   -------   -------
          NET REALIZED AND UNREALIZED INVESTMENT GAINS
            (LOSSES)...................................  $(27,849)  $11,136   $ 6,120
                                                         ========   =======   =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES) FOR FIXED MATURITIES AND EQUITY SECURITIES

                                          1999                      1998                      1997
                                 -----------------------   -----------------------   -----------------------
                                   FIXED        EQUITY       FIXED        EQUITY       FIXED        EQUITY
YEAR ENDED DECEMBER 31           MATURITIES   SECURITIES   MATURITIES   SECURITIES   MATURITIES   SECURITIES
----------------------           ----------   ----------   ----------   ----------   ----------   ----------
                                                          (IN THOUSANDS OF DOLLARS)
Proceeds from sales............  $1,339,905     $2,647      $741,277        $5        $278,459      $2,447
                                 ==========     ======      ========        ==        ========      ======
Gross realized gains...........  $    4,399     $1,667      $ 17,604        $--       $  4,793      $1,113
Gross realized losses..........     (25,380)        --          (697)       --          (1,460)        (92)
                                 ----------     ------      --------        --        --------      ------
          NET REALIZED GAINS
            (LOSSES) ON
            SALES..............  $  (20,981)    $1,667      $ 16,907        $--       $  3,333      $1,021
                                 ==========     ======      ========        ==        ========      ======

ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES) INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

                                                  1999                          1998
                                      ----------------------------   --------------------------
DECEMBER 31                           GAINS     LOSSES      NET      GAINS    LOSSES      NET
-----------                           ------   --------   --------   ------   -------   -------
                                                      (IN THOUSANDS OF DOLLARS)
Fixed maturities....................  $  666   $(18,598)  $(17,932)  $6,926   $(1,045)  $ 5,881
Equity securities...................      51         --         51    1,237        --     1,237
Adjustment to deferred policy
  acquisition costs related to
  unrealized gains (losses) and
  other.............................   1,468       (448)     1,020       --      (215)     (215)
                                      ------   --------   --------   ------   -------   -------
                                      $2,185   $(19,046)   (16,861)  $8,163   $(1,260)    6,903
                                      ======   ========              ======   =======
Deferred income tax benefit
  (expense).........................                         5,901                       (2,416)
                                                          --------                      -------
     NET UNREALIZED INVESTMENT GAINS
       (LOSSES).....................                      $(10,960)                     $ 4,487
                                                          ========                      =======

                      VALLEY FORGE LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS IN FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE FOR SALE

                                                                   GROSS        GROSS
                                                     AMORTIZED   UNREALIZED   UNREALIZED
DECEMBER 31, 1999                                      COST        GAINS        LOSSES     FAIR VALUE
-----------------                                    ---------   ----------   ----------   ----------
                                                                (IN THOUSANDS OF DOLLARS)
U.S. Treasuries and obligations of government
  agencies.........................................  $253,041      $   --      $ 6,988      $246,053
Asset-backed securities............................   107,275          50        4,200       103,125
Corporate securities...............................   164,140          98        6,914       157,324
Other debt securities..............................    23,988         518          496        24,010
                                                     --------      ------      -------      --------
          Total fixed maturities...................   548,444         666       18,598       530,512
Equity securities..................................        --          51           --            51
                                                     --------      ------      -------      --------
          Total....................................  $548,444      $  717      $18,598      $530,563
                                                     ========      ======      =======      ========
DECEMBER 31, 1998
---------------------------------------------------
U.S. Treasuries and obligations of government
  agencies.........................................  $223,743      $1,601      $   563      $224,781
Asset-backed securities............................   109,207       1,163          180       110,190
Corporate securities...............................    98,466       2,512           81       100,897
Other debt securities..............................    23,219       1,650          221        24,648
                                                     --------      ------      -------      --------
          Total fixed maturities...................   454,635       6,926        1,045       460,516
Equity securities..................................       981       1,237           --         2,218
                                                     --------      ------      -------      --------
          Total....................................  $455,616      $8,163      $ 1,045      $462,734
                                                     ========      ======      =======      ========

SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

                                                                         1999
                                                              --------------------------
                                                               AMORTIZED
DECEMBER 31                                                      COST        FAIR VALUE
-----------                                                   -----------   ------------
                                                              (IN THOUSANDS OF DOLLARS)
Due in one year or less.....................................    $  4,130      $  4,115
Due after one year through five years.......................     180,447       176,798
Due after five years through ten years......................     194,438       188,778
Due after ten years.........................................      62,154        57,697
Asset-backed securities not due at a single maturity date...     107,275       103,124
                                                                --------      --------
          Total.............................................    $548,444      $530,512
                                                                ========      ========

     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

     Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:

                                                     1999                    1998
                                             ---------------------   ---------------------
                                             CARRYING   ESTIMATED    CARRYING   ESTIMATED
DECEMBER 31                                   AMOUNT    FAIR VALUE    AMOUNT    FAIR VALUE
-----------                                  --------   ----------   --------   ----------
                                                       (IN THOUSANDS OF DOLLARS)
FINANCIAL ASSETS
  Investments:
     Fixed maturities......................  $530,512    $530,512    $460,516    $460,516
     Equity securities.....................        51          51       2,218       2,218
     Policy loans..........................    93,575      87,156      74,150      72,148
     Other.................................       433         433         485         485
  Separate Account business:
     Fixed maturities......................    12,999      12,999         247         247
     Equity securities (primarily mutual
       funds)..............................   175,772     175,772      55,577      55,577
     Other.................................       119         119         340         340
FINANCIAL LIABILITIES
  Premium deposits and annuity contracts...   294,777     278,810     332,665     312,979
                                             ========    ========    ========    ========

     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

                      VALLEY FORGE LIFE INSURANCE COMPANY

          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

          Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, $147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1999                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $(19,684)     $ 6,889      $(12,795)
  Adjustment for (gains) losses included in net income....    (4,080)       1,428        (2,652)
                                                            --------      -------      --------
Total Other Comprehensive Income (Losses).................  $(23,764)     $ 8,317      $(15,447)
                                                            ========      =======      ========

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1998                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $  3,756      $(1,314)     $  2,442
  Adjustment for (gains) losses included in net income....    (3,592)       1,257        (2,335)
                                                            --------      -------      --------
Total Other Comprehensive Income..........................  $    164      $   (57)     $    107
                                                            ========      =======      ========

                                                            PRE-TAX    TAX (EXPENSE)     NET
YEAR ENDED DECEMBER 31, 1997                                 AMOUNT       BENEFIT       AMOUNT
----------------------------                                --------   -------------   --------
                                                                 (IN THOUSANDS OF DOLLARS)
Net unrealized gains (losses) on investment securities:
  Net unrealized holding gains (losses) arising during the
     period...............................................  $  6,447      $(2,256)     $  4,191
  Adjustment for (gains) losses included in net income....    (1,228)         427          (801)
                                                            --------      -------      --------
Total Other Comprehensive Income..........................  $  5,219      $(1,829)     $  3,390
                                                            ========      =======      ========

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7. INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

DECEMBER 31                                                      1999          1998
-----------                                                   -----------   -----------
                                                              (IN THOUSANDS OF DOLLARS)
Insurance reserves..........................................   $ 20,715      $ 26,880
Deferred acquisition costs..................................    (45,457)      (37,729)
Investment valuation........................................      4,166         3,693
Net unrealized gains........................................      5,901        (2,416)
Annuity deposits and other..................................      9,349         1,009
Other, net..................................................      2,632         2,350
                                                               --------      --------
          NET DEFERRED TAX LIABILITIES......................   $ (2,694)     $ (6,213)
                                                               ========      ========

     At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

     The components of income tax expense are as follows:

YEAR ENDED DECEMBER 31                                       1999      1998     1997
----------------------                                      -------   ------   ------
                                                            (IN THOUSANDS OF DOLLARS)
Current tax expense (benefit).............................  $(2,837)  $7,033   $4,716
Deferred tax expense......................................    4,924    2,058    2,581
                                                            -------   ------   ------
          TOTAL INCOME TAX EXPENSE........................  $ 2,087   $9,091   $7,297
                                                            =======   ======   ======

     A reconciliation of the statutory federal income tax rate on income is as follows:

                                               % OF              % OF              % OF
                                              PRETAX            PRETAX            PRETAX
YEAR ENDED DECEMBER 31                1999    INCOME    1998    INCOME    1997    INCOME
----------------------               ------   ------   ------   ------   ------   ------
                                                  (IN THOUSANDS OF DOLLARS)
Income taxes at statutory rates....  $2,136    35.0    $9,290    35.0    $7,219    35.0
Other..............................     (49)   (0.8)     (199)   (0.8)       78     0.4
                                     ------    ----    ------    ----    ------    ----
  INCOME TAX AT EFFECTIVE RATES....  $2,087    34.2    $9,091    34.2    $7,297    35.4
                                     ======    ====    ======    ====    ======    ====

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

                      VALLEY FORGE LIFE INSURANCE COMPANY

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

                                                         PREMIUMS
                                         -----------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31                    DIRECT    ASSUMED     CEDED       NET           %
----------------------                   --------   --------   --------   --------   -----------
                                                        (IN THOUSANDS OF DOLLARS)
1999
  Life.................................  $633,764   $109,964   $666,003   $ 77,725       141%
  Accident and Health..................     6,539    232,994      6,539    232,994       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $640,303   $342,958   $672,542   $310,719       110%
                                         ========   ========   ========   ========       ===
1998
  Life.................................  $687,644   $ 78,156   $690,541   $ 75,259       104%
  Accident and Health..................     4,158    240,340      4,158    240,340       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $691,802   $318,496   $694,699   $315,599       101%
                                         ========   ========   ========   ========       ===
1997
  Life.................................  $564,891   $ 81,502   $567,217   $ 79,176       103%
  Accident and Health..................     2,776    252,996      2,776    252,996       100
                                         --------   --------   --------   --------       ---
          Total premiums...............  $567,667   $334,498   $569,993   $332,172       101%
                                         ========   ========   ========   ========       ===

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

                                                   LIFE INSURANCE IN FORCE
                                           ---------------------------------------   ASSUMED/NET
YEAR ENDED DECEMBER 31                      DIRECT    ASSUMED    CEDED       NET          %
----------------------                     --------   -------   --------   -------   -----------
                                                         (IN MILLIONS OF DOLLARS)
December 31, 1999........................  $267,102   $42,629   $281,883   $27,848      153.1%
December 31, 1998........................  $224,615   $32,253   $230,734   $26,134      123.4
December 31, 1997........................  $166,308   $25,557   $168,353   $23,512      108.7

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999,

                      VALLEY FORGE LIFE INSURANCE COMPANY

1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997, respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

     There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

                                                         1999       1998       1997
                                                       --------   --------   --------
                                                         (IN THOUSANDS OF DOLLARS)
Life.................................................  $ 77,725   $ 75,259   $ 79,176
Accident and Health..................................   232,994    240,340    252,996
                                                       --------   --------   --------
          Total......................................  $310,719   $315,599   $332,172
                                                       --------   --------   --------

     Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997, respectively.

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.